Expense Example {- Fidelity® Series Floating Rate High Income Fund} - 09.30 Fidelity Series Floating Rate High Income Fund Series PRO-07 - Fidelity® Series Floating Rate High Income Fund - Fidelity Series Floating Rate High Income Fund-Default
Nov. 28, 2020 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	2
10 years	$ 9